Operating expenses - Schedule of Performance-Based Compensation Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 225	£ 162	£ 169
Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	435	396	440
Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	120	124	130
Awards made in respect of the year ended 31 December | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	343	300	316
Awards made in respect of the year ended 31 December | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	83	90	108
Awards made in respect of earlier years | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	92	96	124
Awards made in respect of earlier years | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 37	£ 34	£ 22